RECEIVABLES (Tables)	3 Months Ended
Feb. 28, 2022
Schedule of trade receivable

	February 28, 2022	November 30, 2021
	$	$
Accounts receivable	153,521	512,041
Sales tax receivable	283,244	266,464
Other receivables	14,010	-
Receivables	450,775	778,505